Annual Report

October 31, 2002

(LOGO)
CAPITAL WEST
[GRAPHIC OMITTED]

Phoenix-Capital West Market Neutral Fund


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

[GRAPHIC OMITTED]

      As a firm, Phoenix Investment Partners has always encouraged investors to use a variety of styles and strategies to mitigate the pain associated with the type of volatile market that we have experienced over the last 12 months and more. A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. To obtain current mutual fund prices and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." And, while you're there, take advantage of our new Investor Resources, including educational, tax and retirement topics.


Sincerely,

/s/  PHILIP R. McLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds


OCTOBER 31, 2002

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-CAPITAL WEST MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund's investment objective is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Q: PLEASE DESCRIBE YOUR INVESTMENT STRATEGY AND PROCESS.

A: Capital West Asset Management began management of the Phoenix-Capital West Market Neutral Fund on July 1, 2002. Prior to that time, the fund was named the Phoenix-Euclid Market Neutral Fund. The overall objectives and strategy of the fund remain unchanged, while the underlying stock selection procedures have changed to reflect the philosophy and investment process of Capital West.

      The fund seeks capital appreciation in bull and bear markets through a portfolio of long and short positions in equity securities. The fund attempts to reduce risk relating to the overall market by investing approximately the same amount of dollars in both long and short stock investments. In addition, risk relating to the overperformance or underperformance of various economic sectors and industries is reduced significantly by investing approximately the same amount of the fund's assets long and short across a broad spectrum of economic sectors. The exposures of the portfolio to various measures of investment style are also managed closely so that undue risk relating to factors such as style (growth, value), market capitalization, and dividend yield are avoided.

      The fund attempts to produce positive returns through the application of proprietary quantitative models developed by the investment team at Capital West Asset Management. Capital West believes it is very difficult to forecast the actual levels of economic and accounting variables (such as GDP, interest rates, oil prices, actual earnings-per-share, etc.). Based on research conducted by Capital West, however, the management team believes it is possible to forecast the BEHAVIOR of various influential market participants that through their pronouncements and actions may have a dramatic affect on stock prices. Every day, Capital West ranks the 1000 largest U.S. companies by various quantitative variables in order to try and identify stocks that are significantly more likely to be the recipient of future favorable earnings estimate upgrades and positive earnings surprises. The portfolio generally consists of about 150 long positions and 150 short positions combined in a manner that minimizes exposure to the overall market, economic sectors, and investment style. The resulting holdings in the fund are comprised of companies that are expected to announce significant positive earnings surprises (negative surprises for short positions) and also are expected receive continued earnings estimate upgrades (downgrades for short positions) by Wall Street analysts.

      If Capital West is successful at predicting such events, and if market participants respond to upgrades and surprises as they have historically, superior risk-adjusted performance, that is largely unrelated to the market's overall direction, should be attainable.

      Over the coming months and quarters, we expect the extreme volatility that has been seen in the equity markets to diminish to more historically normal levels. Less volatility would allow investors to look at longer-term relationships and would presumably increase the importance of diligent research and comparative security analysis. When market participants focus on the relative merits of individual companies, the fund should directly benefit as investors purchase stocks with accelerating earnings and improving fundamentals and sell companies that experience earnings estimate downgrades and disappointing earnings announcements.

Q: HOW WOULD YOU ASSESS THE MARKET ENVIRONMENT OF THE LAST 12 MONTHS?

A: The past 12 months have been confounding for nearly all investors. As the country emerged from the shock of the 9/11 disaster, new challenges were encountered relating to a sharply slowing economy, conflict in Afghanistan and a potential war with Iraq. The ensuing uncertainty has created extreme volatility in the equity markets as investors struggle with trying to identify the economic winners and losers, while simultaneously attempting to rebalance their asset allocations in light of a significantly more complex and dangerous world. Prior to October, much of the historic decline in the equity markets was due to the weaker economy and its effect on sagging corporate earnings. Feeding the market pessimism was a succession of announcements from corporations lowering their outlook for earnings and revenues for the rest of 2002 and much of 2003. In October, the market finally turned upward, as skittish investors feared missing the start of a new bull market. The result was a chaotic investment environment where high volatility stocks surged regardless of fundamentals or earnings prospects.

      In spite of the bearish speculation and high volatility, there are some catalysts in place to move the economy into a more robust expansion. Record low interest rates and low inflation have created an environment with the lowest mortgage rates in 35 years. Low interest rates have led to strong home sales and record levels of refinancing. A good portion of the additional money that homeowners will save from refinancing is expected to find its way into increased consumer spending. Consumer spending has been the real force preventing the economy from falling into another recession.

      During this period of great uncertainty, the Phoenix-Capital West Market Neutral Fund has generally performed very well. The table below highlights the returns for the A shares for the 12 months ending October 31, 2002 and the four months since Capital West's involvement:

                                           Nov 2001 to       July 2002 to
                                            Oct. 2002          Oct. 2002
                                           -----------       ------------
Phoenix Capital West Market Neutral
   (A Shares)                                  11.9%              3.7%
S&P 500 Index 1                               (15.1)%           (10.0)%
Salomon Brothers 90-day Treasury
   Bill Index 2                                 1.9%              0.7%

      For the 12-month reporting period, Class B shares returned 11.10%, Class C shares were up 11.01%, and Class I shares rose 12.03%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future results.

      Similar to the manager of the fund prior to July 1, 2002, we expect our process to work well when investors are focused on uncovering the fundamental differences between alternative stock investments. During most of the past year, investors were keenly interested in identifying companies with superior growth potential and/or sound fundamentals that would enhance these firms' ability to weather future uncertainties. During the third quarter



1 THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL-RETURN PERFORMANCE.
2 THE SALOMON BROTHERS 90-DAY TREASURY BILL INDEX IS COMMONLY USED TO REPRESENT
  A "RISK-FREE" RETURN.
THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

our process allowed us to identify and initiate long positions in many companies that benefited from continuing earnings-per-share estimate upgrades and significant earnings surprises. On the short side of the portfolio, many of our holdings suffered from numerous security analyst downgrades, and many also announced earnings that were considerably below expectations. As we would expect in most environments, investors reacted to these events by buying relatively more (or selling relatively less) of those companies experiencing upgrades and positive surprises and selling relatively more (or buying relatively less) of those companies receiving downgrades and announcing disappointing earnings. This positive spread between the price action of our longs and shorts has been the primary source of returns for the fund.

Q: WHAT HELPED PERFORMANCE? WHAT NEGATIVELY AFFECTED PERFORMANCE?

A: The fund has benefited from the persistent ability of our models to identify companies that are poised to receive future earnings estimate upgrades (downgrades for short holdings) and/or companies that are likely to announce future earnings significantly in excess of expectations (below expectations for shorts). Despite the extreme volatility in the equity markets, our long positions have received net earnings estimate upgrades by the security analyst community, while our short positions have experienced significant net downgrades. For the four months since Capital West has managed the fund, stocks that have been held long have averaged over 700 more upgrades per month than our short positions. Conversely, stocks in which we have held short positions have averaged about 1400 more estimate downgrades per month than our long holdings. In addition, over the last quarterly earnings announcement period, 85 of the fund's long positions announced earnings significantly higher than were expected, while on the short side of the portfolio, only 42 companies announced earnings that were a positive surprise. For example, Sandisk Corp. announced earnings in October that were double the consensus expectation. Nextel Communications has also been a strong performer for the fund, as they have participated in the general rally in technology stocks and have also been the beneficiary of numerous earnings estimate upgrades by the analyst community.

      Unfortunately, the fund was negatively affected during the recent market rally when many skittish investors flocked to buy previously downtrodden companies, regardless of fundamentals. Ironically, some of the stocks experiencing the most spectacular price changes are some of the most fundamentally troubled. Companies such as Intel and Seibel Systems that have continued to be plagued by earnings disappointments and persistent analyst downgrades, nevertheless, saw their stock prices rise in October by 25% and 31%, respectively. Fortunately, this tendency of investors to ignore fundamentals during strong market reversals is normally short-lived, and we expect companies with accelerating earnings and improving fundamentals to reassert their market leadership in the months to come.

                                                               NOVEMBER 16, 2002

Phoenix-Capital West Market Neutral Fund

---------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                                           PERIODS ENDING 10/31/02
---------------------------------------------------------------------------------------------------
                                                                           INCEPTION     INCEPTION
                                                                1 YEAR    TO 10/31/02      DATE
                                                                ------    -----------    ---------
        Class A Shares at NAV 2                                  11.85%       3.35%        5/1/98
        Class A Shares at POP 3                                   5.42        2.00         5/1/98

        Class B Shares at NAV 2                                  11.10        2.65         5/1/98
        Class B Shares with CDSC 4                                7.10        2.24         5/1/98

        Class C Shares at NAV 2                                  11.01        2.59         5/1/98
        Class C Shares with CDSC 4                               11.01        2.59         5/1/98

        Class I Shares at NAV 2                                  12.03        3.60         5/1/98

        Salomon Brothers 90-Day Treasury Bill Index 6             1.90        4.35        4/30/98

        S&P 500 Index 7                                         (15.11)      (3.61)        5/1/98

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A Shares and CDSC returns for Class B and Class C Shares since inception.

6 The Salomon Brothers 90-Day Treasury Bill Index is commonly used to represent a "risk-free" rate of return. The Index's performance does not reflect sales charges.

7 The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------------------------------------------------------
  GROWTH OF $10,000                                                                                       PERIODS ENDING 10/31
------------------------------------------------------------------------------------------------------------------------------

                                  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       [GRAPHIC OMITTED]

           Phoenix-Capital West    Phoenix-Capital West     Phoenix-Capital West    Salomon Brothers 90-Day
           Market Neutral Fund     Market Neutral Fund      Market Neutral Fund          Treasury Bill
                Class A 5               Class B 5                Class C 5                 Index 6             S&P 500 Index 7
5/1/98          $9,425.00               $10,000.00               $10,000.00              $10,000.00              $10,000.00
10/30/98        $9,009.44                $9,532.63                $9,514.99              $10,252.62               $9,962.98
10/29/99        $8,973.14                $9,435.02                $9,408.12              $10,730.67              $12,532.06
10/31/00        $8,735.33                $9,116.55                $9,096.65              $11,347.25              $13,290.43
10/31/01        $9,772.92               $10,125.49               $10,107.29              $11,890.97               $9,979.07
10/31/02       $10,930.99               $11,049.58               $11,220.33              $12,117.09               $8,471.61

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, B and
C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment.  The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period.  The total return for
Class C shares  reflects the CDSC charges  which are 1.25% in the first year and 0%  thereafter.  The  performance  of Class I shares will be greater or less than that shown based on differences in fees.  Performance  assumes dividends and capital gains are reinvested.

Phoenix-Capital West Market Neutral Fund

--------------------------------------------------------------------------------
       TEN LARGEST EQUITY HOLDINGS AT OCTOBER 31, 2002 (AS A PERCENTAGE OF
                               TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. J. Jill Group, Inc.                                                    0.8%
    SPECIALTY WOMEN'S WEAR RETAILER
 2. RenaissanceRe Holdings Ltd.                                            0.7%
    CATASTROPHIC PROPERTY REINSURER
 3. Compuware Corp.                                                        0.7%
    DEVELOPER OF SYSTEMS SOFTWARE PRODUCTS
 4. Clorox Co. (The)                                                       0.7%
    HOUSEHOLD PRODUCTS MANUFACTURER
 5. Ocean Energy, Inc.                                                     0.7%
    OIL AND GAS EXPLORATION COMPANY
 6. CheckFree Corp.                                                        0.7%
    ELECTRONIC COMMERCE MARKETING SERVICES PROVIDER
 7. Anadarko Petroleum Corp.                                               0.7%
    OIL AND GAS EXPLORATION COMPANY
 8. SouthTrust Corp.                                                       0.7%
    ALABAMA-BASED COMMERCIAL BANK
 9. Advance Auto Parts, Inc.                                               0.7%
    AUTO PARTS SUPPLIER
10. Occidental Petroleum Corp.                                             0.7%
    DIVERSIFIED ENERGY COMPANY
--------------------------------------------------------------------------------

            INVESTMENTS AND SECURITIES SOLD SHORT AT OCTOBER 31, 2002

                                                     SHARES          VALUE
                                                     -------     ------------
COMMON STOCKS--88.6%

AEROSPACE & DEFENSE--2.0%
Alliant Techsystems, Inc.(b) .....................    11,400     $    685,710
InVision Technologies, Inc.(b) ...................    18,700          662,167
United Defense Industries, Inc.(b) ...............    29,000          663,810
                                                                 ------------
                                                                    2,011,687
                                                                 ------------
AGRICULTURAL PRODUCTS--1.3%
Bunge Ltd. .......................................    26,100          662,418
Fresh Del Monte Produce, Inc. ....................    24,500          667,870
                                                                 ------------
                                                                    1,330,288
                                                                 ------------
AIR FREIGHT & COURIERS--1.0%
FedEx Corp. ......................................    10,700          569,133
Hunt (J.B.) Transport Services, Inc.(b) ..........    16,900          467,961
                                                                 ------------
                                                                    1,037,094
                                                                 ------------
AIRLINES--0.5%
JetBlue Airways Corp.(b) .........................    12,200          492,758

ALTERNATIVE CARRIERS--0.6%
Level 3 Communications, Inc.(b) ..................   133,400          634,851

APPAREL RETAIL--0.6%
Chico's FAS, Inc.(b) .............................    30,500          588,650

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Coach, Inc.(b) ...................................    22,500          669,375
Columbia Sportswear Co.(b) .......................    12,400          498,728
V. F. Corp. ......................................    14,200          522,844
                                                                 ------------
                                                                    1,690,947
                                                                 ------------

                                                     SHARES          VALUE
                                                     -------     ------------
APPLICATION SOFTWARE--2.0%
Compuware Corp.(b) ...............................   149,200     $    723,769
Electronic Arts, Inc.(b) .........................    10,100          657,712
Take-Two Interactive Software, Inc.(b) ...........    25,100          647,078
                                                                 ------------
                                                                    2,028,559
                                                                 ------------
AUTO PARTS & EQUIPMENT--2.0%
American Axle & Manufacturing Holdings, Inc.(b) ..    28,300          670,710
Johnson Controls, Inc. ...........................     8,400          655,200
Lear Corp.(b) ....................................    18,400          672,520
                                                                 ------------
                                                                    1,998,430
                                                                 ------------
BANKS--5.9%
First Tennessee National Corp. ...................    17,700          656,316
First Virginia Banks, Inc. .......................    17,600          658,768
Golden West Financial Corp. ......................     9,600          662,976
GreenPoint Financial Corp. .......................    15,200          662,264
Hudson City Bancorp, Inc. ........................    36,000          671,040
Hudson United Bancorp ............................    21,800          663,810
New York Community Bancorp, Inc. .................    23,000          668,380
SouthTrust Corp. .................................    27,600          707,112
Staten Island Bancorp, Inc. ......................    35,800          661,584
                                                                 ------------
                                                                    6,012,250
                                                                 ------------
BIOTECHNOLOGY--1.3%
Chiron Corp.(b) ..................................    17,000          671,500
Gilead Sciences, Inc.(b) .........................    19,200          667,008
                                                                 ------------
                                                                    1,338,508
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------     ------------
BROADCASTING & CABLE TV--1.9%
Cablevision Systems New York Group Class A(b) ....    71,100     $    679,716
Hearst-Argyle Television, Inc.(b) ................    26,400          657,096
Westwood One, Inc.(b) ............................    17,100          620,730
                                                                 ------------
                                                                    1,957,542
                                                                 ------------
CASINOS & GAMING--0.7%
GTECH Holdings Corp.(b) ..........................    26,100          678,600

CATALOG RETAIL--0.8%
J. Jill Group, Inc.(b) ...........................    35,600          767,536

COMPUTER HARDWARE--0.6%
Dell Computer Corp.(b) ...........................    22,900          655,169

COMPUTER STORAGE & PERIPHERALS--2.0%
Lexmark International, Inc.(b) ...................    11,100          659,562
SanDisk Corp.(b) .................................    33,900          670,203
Western Digital Corp.(b) .........................   108,300          670,377
                                                                 ------------
                                                                    2,000,142
                                                                 ------------
CONSUMER FINANCE--2.0%
Countrywide Credit Industries, Inc. ..............    13,300          669,123
Doral Financial Corp. ............................    24,900          653,874
New Century Financial Corp. ......................    33,200          700,520
                                                                 ------------
                                                                    2,023,517
                                                                 ------------
DATA PROCESSING SERVICES--0.7%
CheckFree Corp.(b) ...............................    43,800          713,064

DIVERSIFIED COMMERCIAL SERVICES--3.0%
Apollo Group, Inc. Class A(b) ....................    15,400          639,100
Block (H&R), Inc. ................................    15,500          687,890
Career Education Corp.(b) ........................    15,600          625,716
Corinthian Colleges, Inc.(b) .....................    12,800          485,120
University of Phoenix Online(b) ..................    20,900          649,990
                                                                 ------------
                                                                    3,087,816
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
LaBranche & Co., Inc.(b) .........................    25,000          675,250

ELECTRIC UTILITIES--3.2%
Entergy Corp. ....................................    14,900          656,941
PPL Corp. ........................................    19,300          667,973
Puget Energy, Inc. ...............................    29,500          628,055
Southern Co. (The) ...............................    21,700          644,490
Wisconsin Energy Corp. ...........................    29,900          687,102
                                                                 ------------
                                                                    3,284,561
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
Energizer Holding, Inc.(b) .......................    22,100          659,464
Hubbell, Inc. Class B ............................    19,600          665,420
                                                                 ------------
                                                                    1,324,884
                                                                 ------------

                                                     SHARES          VALUE
                                                     -------     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Benchmark Electronics, Inc.(b) ...................    29,200     $    649,992

FOOD DISTRIBUTORS--0.6%
ARAMARK Corp. Class B(b) .........................    31,400          662,540

GAS UTILITIES--0.7%
Kinder Morgan, Inc. ..............................    18,200          666,302

HEALTH CARE DISTRIBUTORS & SERVICES--5.2%
AdvancePCS(b) ....................................    25,500          640,050
AmerisourceBergen Corp. ..........................     9,100          647,465
Covance, Inc.(b) .................................    29,800          663,944
DaVita, Inc.(b) ..................................    27,500          659,175
Express Scripts, Inc. Class A(b) .................    11,800          641,330
Pharmaceutical Product Development, Inc.(b) ......    18,000          493,200
Schein (Henry), Inc.(b) ..........................     5,100          255,867
Stericycle, Inc.(b) ..............................    18,800          626,040
WebMD Corp.(b) ...................................   101,000          637,310
                                                                 ------------
                                                                    5,264,381
                                                                 ------------
HEALTH CARE EQUIPMENT--2.0%
Applied Biosystems Group - Applera Corp. .........    33,300          673,659
St. Jude Medical, Inc.(b) ........................    18,800          669,468
Zimmer Holdings, Inc.(b) .........................    16,600          684,252
                                                                 ------------
                                                                    2,027,379
                                                                 ------------
HEALTH CARE FACILITIES--0.6%
HCA, Inc. ........................................    13,100          569,719

HEALTH CARE SUPPLIES--0.7%
Bausch & Lomb, Inc. ..............................    21,800          677,980

HOME FURNISHINGS--0.7%
La-Z-Boy, Inc. ...................................    28,100          668,780

HOME IMPROVEMENT RETAIL--1.3%
Lowe's Cos., Inc. ................................    15,500          646,815
Sherwin-Williams Co. (The) .......................    24,300          664,605
                                                                 ------------
                                                                    1,311,420
                                                                 ------------
HOMEBUILDING--0.7%
Ryland Group, Inc. (The) .........................    16,600          690,560

HOTELS, RESORTS & CRUISE LINES--0.7%
Royal Caribbean Cruises Ltd. .....................    36,700          673,812

HOUSEHOLD PRODUCTS--1.4%
Clorox Co. (The) .................................    16,000          718,880
Dial Corp. (The) .................................    32,000          680,320
                                                                 ------------
                                                                    1,399,200
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.7%
Fortune Brands, Inc. .............................    13,300          665,798

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------     ------------
INTEGRATED OIL & GAS--0.7%
Occidental Petroleum Corp. .......................    24,600     $    701,838

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
AT&T Corp. .......................................    50,300          655,912
CenturyTel, Inc. .................................    22,700          643,091
                                                                 ------------
                                                                    1,299,003
                                                                 ------------
INTERNET RETAIL--0.7%
Amazon.com, Inc.(b) ..............................    34,800          673,728

INTERNET SOFTWARE & SERVICES--1.3%
Overture Services, Inc.(b) .......................    24,100          663,473
Yahoo!, Inc.(b) ..................................    44,300          660,956
                                                                 ------------
                                                                    1,324,429
                                                                 ------------
IT CONSULTING & SERVICES--1.9%
Affiliated Computer Services, Inc. Class A(b) ....    14,100          649,305
Cognizant Technology Solutions Corp.(b) ..........    10,000          661,700
Edwards (J.D.) & Co.(b) ..........................    52,400          621,464
                                                                 ------------
                                                                    1,932,469
                                                                 ------------
LEISURE PRODUCTS--0.7%
Activision, Inc.(b) ..............................    32,700          670,350

MANAGED HEALTH CARE--0.7%
Caremark Rx, Inc.(b) .............................    37,900          670,830

METAL & GLASS CONTAINERS--0.6%
Ball Corp. .......................................    13,700          663,491

MOVIES & ENTERTAINMENT--1.7%
Fox Entertainment Group, Inc. Class A(b) .........    26,900          656,629
Pixar, Inc.(b) ...................................     7,800          398,034
Regal Entertainment Group Class A(b) .............    34,100          658,130
                                                                 ------------
                                                                    1,712,793
                                                                 ------------
MULTI-LINE INSURANCE--0.6%
CNA Financial Corp.(b) ...........................    24,100          634,553

NETWORKING EQUIPMENT--0.6%
Emulex Corp.(b) ..................................    36,900          662,355

OIL & GAS EXPLORATION & PRODUCTION--3.4%
Anadarko Petroleum Corp. .........................    16,000          712,640
Burlington Resources, Inc. .......................    16,200          667,440
Equitable Resources, Inc. ........................    18,900          672,840
Ocean Energy, Inc. ...............................    38,300          713,529
Pogo Producing Co. ...............................    18,400          663,320
                                                                 ------------
                                                                    3,429,769
                                                                 ------------
OIL & GAS REFINING & MARKETING--0.6%
TEPPCO Partners, LP ..............................    22,500          663,300


                                                     SHARES          VALUE
                                                     -------     ------------
PACKAGED FOODS & MEATS--1.7%
Dean Foods Co.(b) ................................    10,200     $    382,398
Interstate Bakeries Corp. ........................    26,800          667,588
Sara Lee Corp. ...................................    29,200          666,636
                                                                 ------------
                                                                    1,716,622
                                                                 ------------
PHARMACEUTICALS--1.3%
American Pharmaceutical Partners, Inc.(b) ........    33,200          664,000
Forest Laboratories, Inc.(b) .....................     6,700          656,533
                                                                 ------------
                                                                    1,320,533
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.6%
Eastman Kodak Co. ................................    19,900          655,705

PROPERTY & CASUALTY INSURANCE--3.0%
Allstate Corp. (The) .............................     8,600          342,108
Fidelity National Financial, Inc. ................    22,900          691,580
First American Corp. .............................    33,300          680,985
Old Republic International Corp. .................    22,500          670,725
Progressive Corp. (The) ..........................    12,000          660,000
                                                                 ------------
                                                                    3,045,398
                                                                 ------------
PUBLISHING & PRINTING--1.3%
Meredith Corp. ...................................    14,300          651,365
Tribune Co. ......................................    13,500          648,675
                                                                 ------------
                                                                    1,300,040
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
LNR Property Corp. ...............................    18,600          663,090

SEMICONDUCTORS--2.6%
Cree, Inc.(b) ....................................    39,600          683,100
QLogic Corp.(b) ..................................    18,700          650,947
RF Micro Devices, Inc.(b) ........................    81,500          691,853
Silicon Laboratories, Inc.(b) ....................    30,100          640,829
                                                                 ------------
                                                                    2,666,729
                                                                 ------------
SOFT DRINKS--0.6%
Coca-Cola Enterprises, Inc. ......................    27,800          662,752

SPECIALTY CHEMICALS--1.3%
A. Schulman, Inc. ................................    38,500          673,750
Cytec Industries, Inc.(b) ........................    26,600          643,986
                                                                 ------------
                                                                    1,317,736
                                                                 ------------
SPECIALTY STORES--5.8%
Advance Auto Parts, Inc.(b) ......................    13,200          706,860
AutoZone, Inc.(b) ................................     7,900          677,583
Claire's Stores, Inc. ............................    25,800          664,608
GameStop Corp.(b) ................................    37,500          671,250
Michaels Stores, Inc.(b) .........................    14,900          669,904
PETCO Animal Supplies, Inc.(b) ...................    21,600          541,296

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------     ------------
SPECIALTY STORES--CONTINUED
Pier 1 Imports, Inc. .............................    35,900     $    676,715
Rent-A-Center, Inc.(b) ...........................    14,600          647,510
Williams-Sonoma, Inc.(b) .........................    27,600          656,880
                                                                 ------------
                                                                    5,912,606
                                                                 ------------
STEEL--1.3%
United States Steel Corp. ........................    52,200          670,770
Worthington Industries, Inc. .....................    34,900          657,516
                                                                 ------------
                                                                    1,328,286
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT--0.7%
QUALCOMM, Inc.(b) ................................    19,700          680,044

TRUCKING--0.6%
Roadway Corp. ....................................    16,500          661,155

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Nextel Communications, Inc. Class A(b) ...........    60,800          685,824
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $85,160,614)                                      89,915,394
-----------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                     -------     ------------
FOREIGN COMMON STOCKS--1.4%

HEALTH CARE SUPPLIES--0.7%
Alcon, Inc. (Switzerland)(b) .....................    16,500     $    676,830

PROPERTY & CASUALTY INSURANCE--0.7%
RenaissanceRe Holdings Ltd. (Bermuda) ............    18,200          746,200

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,350,743)                                        1,423,030
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--90.0%
(IDENTIFIED COST $86,511,357)                                      91,338,424(a)

SECURITIES SOLD SHORT--(89.7)%
(PROCEEDS $86,645,236)                                            (91,097,306)

Other assets and liabilities, net--99.7%                          101,278,665
                                                                 ------------
NET ASSETS--100.0%                                               $101,519,783
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,824,455 and gross depreciation of $2,153,256 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $87,667,225.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------      -----------
SECURITIES SOLD SHORT--89.7%

COMMON STOCKS--88.4%

ADVERTISING--2.0%
Harte-Hanks, Inc. ................................    34,800      $   663,984
Interpublic Group of Cos., Inc. (The) ............    61,600          737,352
Lamar Advertising Co. ............................    19,000          644,860
                                                                  -----------
                                                                    2,046,196
                                                                  -----------
AEROSPACE & DEFENSE--1.3%
Northrop Grumman Corp. ...........................     6,500          670,345
Raytheon Co. .....................................    22,800          672,600
                                                                  -----------
                                                                    1,342,945
                                                                  -----------
AIRLINES--1.4%
AMR Corp. ........................................   141,000          665,520
Frontier Airlines, Inc. ..........................   119,500          711,025
                                                                  -----------
                                                                    1,376,545
                                                                  -----------
ALTERNATIVE CARRIERS--0.7%
West Corp. .......................................    42,000          673,680

APPAREL RETAIL--2.1%
American Eagle Outfitters, Inc. ..................    51,900          753,588
Gap, Inc. (The) ..................................    56,800          668,536
Talbots, Inc. (The) ..............................    26,200          726,264
                                                                  -----------
                                                                    2,148,388
                                                                  -----------
APPLICATION SOFTWARE--3.9%
Advent Software, Inc. ............................    47,100          664,581
Autodesk, Inc. ...................................    55,400          648,180
BARRA, Inc. ......................................    18,600          667,554
Cadence Design Systems, Inc. .....................    65,700          665,541
Manugistics Group, Inc. ..........................   203,100          588,990
Siebel Systems, Inc. .............................    91,500          688,080
                                                                  -----------
                                                                    3,922,926
                                                                  -----------
BANKS--5.9%
Bank of New York Co., Inc. (The) .................    25,100          652,600
Downey Financial Corp. ...........................    17,500          677,250
FirstMerit Corp. .................................    29,400          671,790
FleetBoston Financial Corp. ......................    28,200          659,598
Mellon Financial Corp. ...........................    23,400          661,986
Northern Trust Corp. .............................    18,600          647,652
PNC Financial Services Group .....................    16,300          662,758
Silicon Valley Bancshares ........................    35,600          668,924
Zions Bancorp ....................................    16,500          663,465
                                                                  -----------
                                                                    5,966,023
                                                                  -----------

                                                     SHARES          VALUE
                                                     -------      -----------
BIOTECHNOLOGY--2.0%
Invitrogen Corp. .................................    23,700      $   660,756
MedImmune, Inc. ..................................    26,600          679,630
Transkaryotic Therapies, Inc. ....................    55,300          643,692
                                                                  -----------
                                                                    1,984,078
                                                                  -----------
BROADCASTING & CABLE TV--1.3%
Comcast Corp. Class A ............................    28,400          653,484
Liberty Media Corp. Class A ......................    86,900          718,663
                                                                  -----------
                                                                    1,372,147
                                                                  -----------
COMMODITY CHEMICALS--0.7%
Lyondell Chemical Co. ............................    53,300          666,250

COMPUTER & ELECTRONICS RETAIL--1.9%
Best Buy Co., Inc. ...............................    30,500          628,605
Circuit City Stores-Circuit City Group ...........    69,300          686,763
RadioShack Corp. .................................    31,400          656,260
                                                                  -----------
                                                                    1,971,628
                                                                  -----------
COMPUTER HARDWARE--2.5%
Apple Computer, Inc. .............................    41,600          668,512
Hewlett-Packard Co. ..............................    35,400          559,320
NCR Corp. ........................................    29,700          660,528
Sun Microsystems, Inc. ...........................   234,800          695,243
                                                                  -----------
                                                                    2,583,603
                                                                  -----------
CONSTRUCTION MATERIALS--0.7%
Vulcan Materials Co. .............................    19,900          667,844

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
Navistar International Corp. .....................    32,900          737,618

CONSUMER FINANCE--0.7%
Household International, Inc. ....................    28,500          677,160

DATA PROCESSING SERVICES--1.4%
BISYS Group, Inc. (The) ..........................    41,000          733,900
Concord EFS, Inc. ................................    51,300          732,564
                                                                  -----------
                                                                    1,466,464
                                                                  -----------
DEPARTMENT STORES--0.6%
May Department Stores Co. (The) ..................    28,300          660,805

DIVERSIFIED CHEMICALS--0.7%
Dow Chemical Co. (The) ...........................    25,600          665,344

DIVERSIFIED FINANCIAL SERVICES--1.9%
Goldman Sachs Group, Inc. (The) ..................     9,200          658,720
J.P. Morgan Chase & Co. ..........................    31,600          655,700
Stilwell Financial, Inc. .........................    54,400          637,024
                                                                  -----------
                                                                    1,951,444
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------      -----------
DRUG RETAIL--0.6%
Walgreen Co. .....................................    19,300      $   651,375

ELECTRIC UTILITIES--3.2%
ALLETE, Inc. .....................................    30,800          659,736
Alliant Energy Corp. .............................    40,700          652,014
DQE, Inc. ........................................    41,500          661,510
Northeast Utilities ..............................    44,900          675,745
Xcel Energy, Inc. ................................    62,100          645,840
                                                                  -----------
                                                                    3,294,845
                                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
Agilent Technologies, Inc. .......................    47,900          658,625
Amphenol Corp. Class A ...........................    17,400          669,900
Tech Data Corp. ..................................    20,900          667,755
                                                                  -----------
                                                                    1,996,280
                                                                  -----------
EMPLOYMENT SERVICES--0.6%
Robert Half International, Inc. ..................    39,200          654,640

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Monsanto Co. .....................................    39,400          651,282

FOOD RETAIL--1.2%
Kroger Co. (The) .................................    43,100          639,604
Safeway, Inc. ....................................    26,700          616,770
                                                                  -----------
                                                                    1,256,374
                                                                  -----------
FOOTWEAR--0.7%
Timberland Co. (The) Class A .....................    21,200          673,736

GAS UTILITIES--1.3%
El Paso Corp. ....................................    84,100          651,775
Sempra Energy ....................................    30,100          666,414
                                                                  -----------
                                                                    1,318,189
                                                                  -----------
GENERAL MERCHANDISE STORES--1.3%
BJ's Wholesale Club, Inc. ........................    34,100          689,502
Dollar Tree Stores, Inc. .........................    25,300          665,137
                                                                  -----------
                                                                    1,354,639
                                                                  -----------
HEALTH CARE DISTRIBUTORS & SERVICES--0.7%
Laboratory Corporation of America Holdings .......    31,600          761,560

HEALTH CARE EQUIPMENT--0.7%
Baxter International, Inc. .......................    26,500          663,030

HEALTH CARE FACILITIES--2.0%
Health Management Associates, Inc. Class A .......    32,800          627,136
HEALTHSOUTH Corp. ................................   170,400          741,240
Manor Care, Inc. .................................    32,700          646,479
                                                                  -----------
                                                                    2,014,855
                                                                  -----------


                                                     SHARES          VALUE
                                                     -------      -----------
HOMEBUILDING--0.7%
Clayton Homes, Inc. ..............................    59,400      $   672,408

HOTELS, RESORTS & CRUISE LINES--1.9%
Extended Stay America, Inc. ......................    51,500          643,750
Hilton Hotels Corp. ..............................    54,200          666,660
Starwood Hotels & Resorts Worldwide, Inc. ........    28,600          666,380
                                                                  -----------
                                                                    1,976,790
                                                                  -----------
HOUSEHOLD APPLIANCES--0.7%
Snap-On, Inc. ....................................    25,700          669,485

INDUSTRIAL MACHINERY--1.3%
Dover Corp. ......................................    27,500          689,700
Harsco Corp. .....................................    25,900          664,335
                                                                  -----------
                                                                    1,354,035
                                                                  -----------
INTEGRATED OIL & GAS--0.7%
Amerada Hess Corp. ...............................    12,900          661,770

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Citizens Communications Co. ......................    78,900          656,448
SBC Communications, Inc. .........................    25,600          656,896
                                                                  -----------
                                                                    1,313,344
                                                                  -----------
INTERNET SOFTWARE & SERVICES--0.5%
RealNetworks, Inc. ...............................   157,900          554,229

IT CONSULTING & SERVICES--0.7%
Electronic Data Systems Corp. ....................    49,900          751,494

LEISURE FACILITIES--0.7%
Six Flags, Inc. ..................................   147,700          674,989

LIFE & HEALTH INSURANCE--1.7%
John Hancock Financial Services, Inc. ............    12,400          363,320
MONY Group, Inc. (The) ...........................    25,800          659,706
Nationwide Financial Services, Inc. ..............    24,800          686,960
                                                                  -----------
                                                                    1,709,986
                                                                  -----------
MEAT, POULTRY & FISH--1.4%
Smithfield Foods, Inc. ...........................    47,000          730,380
Tyson Foods, Inc. Class A ........................    60,700          671,949
                                                                  -----------
                                                                    1,402,329
                                                                  -----------
MOVIES & ENTERTAINMENT--0.6%
Walt Disney Co. (The) ............................    39,500          659,650

MULTI-LINE INSURANCE--0.7%
Allmerica Financial Corp..........................    79,100          673,141

MULTI-UTILITIES--0.7%
MDU Resources Group, Inc. ........................    27,000          666,090

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------      -----------
OFFICE SERVICES & SUPPLIES--0.7%
Steelcase, Inc. Class A ..........................    72,700      $   662,297

OIL & GAS DRILLING--2.6%
Diamond Offshore Drilling, Inc. ..................    31,200          652,080
Helmerich & Payne, Inc. ..........................    23,400          662,454
Pride International, Inc. ........................    47,700          662,076
Transocean, Inc. .................................    29,700          652,806
                                                                  -----------
                                                                    2,629,416
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--0.7%
Tidewater, Inc. ..................................    25,000          704,250

OIL & GAS REFINING & MARKETING--0.6%
Sunoco, Inc. .....................................    21,900          656,562

PACKAGED FOODS & MEATS--1.2%
Heinz (H.J.) Co. .................................    20,800          668,928
Hormel Foods Corp. ...............................    21,600          522,720
                                                                  -----------
                                                                    1,191,648
                                                                  -----------
PAPER PACKAGING--0.7%
Packaging Corp. of America .......................    40,000          695,200

PAPER PRODUCTS--0.7%
Bowater, Inc. ....................................    19,800          671,022

PERSONAL PRODUCTS--0.6%
Gillette Co. (The) ...............................    22,000          657,360

PHARMACEUTICALS--3.5%
Andrx Group ......................................    49,000          757,050
Bristol-Myers Squibb Co. .........................    28,800          708,768
Lilly (Eli) & Co. ................................    13,200          732,600
Schering-Plough Corp. ............................    30,800          657,580
Wyeth ............................................    21,200          710,200
                                                                  -----------
                                                                    3,566,198
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.3%
Markel Corp. .....................................     3,300          668,217
St. Paul Cos., Inc. (The) ........................    19,900          652,720
                                                                  -----------
                                                                    1,320,937
                                                                  -----------
PUBLISHING & PRINTING--1.3%
Dow Jones & Co., Inc. ............................    18,900          663,768
Scholastic Corp. .................................    14,800          653,420
                                                                  -----------
                                                                    1,317,188
                                                                  -----------
REITS--0.7%
Host Marriott Corp. ..............................    81,200          665,840


                                                     SHARES          VALUE
                                                     -------      -----------
RESTAURANTS--0.6%
Cheesecake Factory, Inc. (The) ...................    19,500      $   661,050

SEMICONDUCTOR EQUIPMENT--2.5%
Cymer, Inc. ......................................    26,200          658,144
DuPont Photomasks, Inc. ..........................    30,900          645,501
Kulicke and Soffa Industries, Inc. ...............   166,100          622,875
Lam Research Corp. ...............................    50,900          640,831
                                                                  -----------
                                                                    2,567,351
                                                                  -----------
SEMICONDUCTORS--4.0%
Applied Micro Circuits Corp. .....................   163,300          636,870
Intel Corp. ......................................    39,100          676,430
Micron Technology, Inc. ..........................    44,400          710,400
National Semiconductor Corp. .....................    47,500          630,800
NVIDIA Corp. .....................................    59,100          703,290
Texas Instruments, Inc. ..........................    41,800          662,948
                                                                  -----------
                                                                    4,020,738
                                                                  -----------
SOFT DRINKS--0.6%
Pepsi Bottling Group, Inc. (The) .................    24,000          646,800

SPECIALTY STORES--2.0%
Barnes & Noble, Inc. .............................    31,300          660,430
Copart, Inc. .....................................    63,400          676,478
United Rentals, Inc. .............................   110,000          671,000
                                                                  -----------
                                                                    2,007,908
                                                                  -----------
STEEL--0.7%
Nucor Corp. ......................................    15,900          670,026

TELECOMMUNICATIONS EQUIPMENT--0.6%
Comverse Technology, Inc. ........................    84,900          618,921

TIRES & RUBBER--0.6%
Goodyear Tire & Rubber Co. (The) .................    81,900          581,490

TOBACCO--0.7%
UST, Inc. ........................................    21,900          669,921

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Telephone and Data Systems, Inc. .................    13,000          661,700
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $85,364,156)                                             89,755,456
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                                                     SHARES          VALUE
                                                     -------      -----------
FOREIGN COMMON STOCKS--1.3%

PROPERTY & CASUALTY INSURANCE--0.6%
PartnerRe Ltd. (Bermuda) .........................    12,600      $   667,800

SOFT DRINKS--0.7%
Panamerican Beverages, Inc. Class A (Mexico) .....    79,300          674,050
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $1,281,080)                                               1,341,850
-----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $86,645,236)                                            $91,097,306(a)
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $2,427,865 and gross depreciation of $6,879,935 for federal income tax purposes. At October 31, 2002, the aggregate proceeds of securities sold short for federal income tax purposes was $86,645,236.

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002

ASSETS
Investment securities at value (Identified cost $86,511,357)       $ 91,338,424
Deposits with broker for securities sold short                      103,588,868
Receivables
   Investment securities sold                                        60,025,319
   Fund shares sold                                                   1,303,158
   Dividends and interest                                               188,605
   Receivable from advisor                                                1,551
Prepaid expenses                                                            608
                                                                   ------------
     Total assets                                                   256,446,533
                                                                   ------------
LIABILITIES
Securities sold short at value (Proceeds $86,645,236)                91,097,306
Cash overdraft                                                          726,693
Payables
   Investment securities purchased                                   61,832,248
   Fund shares repurchased                                              805,307
   Investment advisory fee                                              177,510
   Dividends on short sales                                             103,588
   Distribution fee                                                      58,703
   Transfer agent fee                                                     9,570
   Financial agent fee                                                    7,235
   Trustees' fee                                                            923
Accrued expenses                                                        107,667
                                                                   ------------
     Total liabilities                                              154,926,750
                                                                   ------------
NET ASSETS                                                         $101,519,783
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $115,225,348
Accumulated net realized loss                                       (14,080,562)
Net unrealized appreciation on investments                            4,827,067
Net unrealized depreciation on securities sold short                 (4,452,070)
                                                                   ------------
NET ASSETS                                                         $101,519,783
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $61,582,288)                   5,091,798
Net asset value per share                                                $12.09
Offering price per share $12.09/(1-5.75%)                                $12.83

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,380,933)                   1,279,599
Net asset value and offering price per share                             $12.02

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,448,832)                   2,045,006
Net asset value and offering price per share                             $11.96

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $107,730)                          8,961
Net asset value and offering price per share                             $12.02


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2002

INVESTMENT INCOME
Interest                                                             $  738,831
Dividends                                                               490,842
Foreign taxes withheld                                                   (1,750)
                                                                     ----------
     Total investment income                                          1,227,923
                                                                     ----------
EXPENSES
Investment advisory fee                                                 834,433
Distribution fee, Class A                                                70,648
Distribution fee, Class B                                               106,070
Distribution fee, Class C                                               106,335
Financial agent fee                                                      37,931
Custodian                                                               138,677
Professional                                                             85,050
Transfer agent                                                           69,133
Printing                                                                 44,633
Registration                                                             33,419
Trustees                                                                 21,129
Miscellaneous                                                             6,295
                                                                     ----------
     Expenses before dividends on short sales                         1,553,753
     Dividends on short sales                                           688,838
     Less expenses borne by investment adviser                         (158,124)
                                                                     ----------
     Net expenses                                                     2,084,467
                                                                     ----------
NET INVESTMENT LOSS                                                    (856,544)
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       1,669,484
Net realized gain on securities sold short                            4,638,143
Net change in unrealized appreciation (depreciation) on
   investments                                                        3,987,480
Net change in unrealized appreciation (depreciation) on
   securities sold short                                             (7,383,687)
                                                                     ----------
NET GAIN ON INVESTMENTS                                               2,911,420
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,054,876
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended          Year Ended
                                                                                               10/31/02            10/31/01
                                                                                             ------------        -----------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (856,544)       $   477,797
   Net realized gain (loss)                                                                     6,307,627          2,626,724
   Net change in unrealized appreciation (depreciation)                                        (3,396,207)           957,473
                                                                                             ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  2,054,876          4,061,994
                                                                                             ------------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (165,430)          (235,826)
   Net investment income, Class B                                                                 (45,131)          (307,407)
   Net investment income, Class C                                                                 (43,509)          (188,522)
   Net investment income, Class I                                                                (214,351)          (459,764)
                                                                                             ------------        -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (468,421)        (1,191,519)
                                                                                             ------------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (9,863,095 and 947,606 shares, respectively)                 121,723,093         10,096,199
   Net asset value of shares issued from reinvestment of distributions
     (14,128 and 21,674 shares, respectively)                                                     149,614            216,742
   Cost of shares repurchased (5,783,767 and 682,240 shares, respectively)                    (70,226,576)        (7,115,661)
   Capital contribution from Adviser (See Note 2)                                                  20,497                 --
                                                                                             ------------        -----------
Total                                                                                          51,666,628          3,197,280
                                                                                             ------------        -----------
CLASS B
   Proceeds from sales of shares (673,241 and 128,132 shares, respectively)                     8,105,462          1,359,312
   Net asset value of shares issued from reinvestment of distributions
     (3,876 and 27,157 shares, respectively)                                                       41,043            271,301
   Cost of shares repurchased (304,313 and 405,289 shares, respectively)                       (3,478,717)        (4,182,431)
   Capital contribution from Adviser (See Note 2)                                                   7,090                 --
                                                                                             ------------        -----------
Total                                                                                           4,674,878         (2,551,818)
                                                                                             ------------        -----------
CLASS C
   Proceeds from sales of shares (2,020,968 and 191,701 shares, respectively)                  24,276,262          2,062,235
   Net asset value of shares issued from reinvestment of distributions
     (3,682 and 17,165 shares, respectively)                                                       38,771            170,787
   Cost of shares repurchased (675,275 and 199,116 shares, respectively)                       (7,852,654)        (2,054,630)
   Capital contribution from Adviser (See Note 2)                                                   8,936                 --
                                                                                             ------------        -----------
Total                                                                                          16,471,315            178,392
                                                                                             ------------        -----------
CLASS I
   Proceeds from sales of shares (914 and 151,000 shares, respectively)                            11,836          1,511,469
   Net asset value of shares issued from reinvestment of distributions
     (20,376 and 46,300 shares, respectively)                                                     214,351            459,764
   Cost of shares repurchased (1,368,981 and 60,181 shares, respectively)                     (16,205,370)          (600,362)
   Capital contribution from Adviser (See Note 2)                                                   2,282                 --
                                                                                             ------------        -----------
Total                                                                                         (15,976,901)         1,370,871
                                                                                             ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   56,835,920          2,194,725
                                                                                             ------------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       58,422,375          5,065,200

NET ASSETS
   Beginning of period                                                                         43,097,408         38,032,208
                                                                                             ------------        -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $0 AND $465,486, RESPECTIVELY]                                                       $101,519,783        $43,097,408
                                                                                             ============        ===========

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                CLASS A
                                                                --------------------------------------------------------------------
                                                                                                                       FROM
                                                                                YEAR ENDED OCTOBER 31                INCEPTION
                                                                --------------------------------------------------   5/1/98 TO
                                                                 2002          2001          2000         1999       10/31/98
Net asset value, beginning of period                            $10.95        $10.13        $10.68       $10.84       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  (0.16)(6)      0.15(6)       0.26(6)      0.26         0.09
   Net realized and unrealized gain (loss)                        1.44          1.02         (0.55)       (0.29)       (0.59)
                                                                ------        ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             1.28          1.17         (0.29)       (0.03)       (0.50)
                                                                ------        ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.14)        (0.35)        (0.26)       (0.13)          --
                                                                ------        ------        ------       ------       ------
Change in net asset value                                         1.14          0.82         (0.55)       (0.16)       (0.50)
                                                                ------        ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                  $12.09        $10.95        $10.13       $10.68       $10.84
                                                                ======        ======        ======       ======       ======
Total return(1)                                                  11.85 %       11.88%        (2.65)%      (0.40)%      (4.41)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $61,582       $10,930        $7,205      $20,648      $39,331

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                 3.47 %(4)     3.78%(4)      4.15 %(4)    3.88 %       3.65 %(2)(4)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                 2.30 %        2.30%         2.33 %       2.34 %       2.30 %(2)
   Net investment income                                         (1.33)%        1.42%         2.63 %       1.94 %       2.33 %(2)
Portfolio turnover rate                                            456 %         192%          276 %        453 %        216 %

                                                                                                CLASS B
                                                                --------------------------------------------------------------------
                                                                                                                       FROM
                                                                                YEAR ENDED OCTOBER 31                INCEPTION
                                                                --------------------------------------------------   5/1/98 TO
                                                                 2002          2001          2000         1999       10/31/98
Net asset value, beginning of period                            $10.87        $10.07        $10.62       $10.81       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  (0.23)(6)      0.09(6)       0.19(6)      0.15         0.06
   Net realized and unrealized gain (loss)                        1.43          1.00         (0.55)       (0.26)       (0.59)
                                                                ------        ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             1.20          1.09         (0.36)       (0.11)       (0.53)
                                                                ------        ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.05)        (0.29)        (0.19)       (0.08)          --
                                                                ------        ------        ------       ------       ------
Change in net asset value                                         1.15          0.80         (0.55)       (0.19)       (0.53)
                                                                ------        ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                  $12.02        $10.87        $10.07       $10.62       $10.81
                                                                ======        ======        ======       ======       ======
Total return(1)                                                  11.10 %       11.07%        (3.38)%      (1.02)%      (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $15,381        $9,857       $11,649      $34,290      $47,794

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                 4.26 %(5)     4.51%(5)      4.85 %(5)    4.58 %       4.35 %(2)(5)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                 3.00 %        3.00%         3.03 %       3.04 %       3.00 %(2)
   Net investment income                                         (2.02)%        0.85%         1.94 %       1.24 %       1.63 %(2)
Portfolio turnover rate                                            456 %         192%          276 %        453 %        216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.68%, 4.16%, 4.35% and 3.69% for the periods ended October 31, 2002, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.61%, 4.87%, 5.05% and 4.39% for the periods ended October 31, 2002, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix-Capital West Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                CLASS C
                                                                --------------------------------------------------------------------
                                                                                                                       FROM
                                                                                YEAR ENDED OCTOBER 31                INCEPTION
                                                                --------------------------------------------------   5/1/98 TO
                                                                 2002          2001          2000         1999       10/31/98
Net asset value, beginning of period                            $10.83        $10.04        $10.59       $10.80       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  (0.23)(6)      0.08(6)       0.19(6)      0.19         0.06
   Net realized and unrealized gain (loss)                        1.42          1.01         (0.55)       (0.31)       (0.60)
                                                                ------        ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             1.19          1.09         (0.36)       (0.12)       (0.54)
                                                                ------        ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.06)        (0.30)        (0.19)       (0.09)          --
                                                                ------        ------        ------       ------       ------
Change in net asset value                                         1.13          0.79         (0.55)       (0.21)       (0.54)
                                                                ------        ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                  $11.96        $10.83        $10.04       $10.59       $10.80
                                                                ======        ======        ======       ======       ======
Total return(1)                                                  11.01 %       11.11%        (3.31)%      (1.12)%      (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $24,449        $7,531        $6,886      $25,364      $56,874

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                 4.22 %(4)     4.50%(4)      4.83 %(4)    4.58 %       4.35 %(2)(4)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                 3.00 %        3.00%         3.03 %       3.04 %       3.00 %(2)
   Net investment income                                         (2.02)%        0.81%         1.93 %       1.24 %       1.63 %(2)
Portfolio turnover rate                                            456 %         192%          276 %        453 %        216 %

                                                                                                CLASS I
                                                                --------------------------------------------------------------------
                                                                                                                       FROM
                                                                                YEAR ENDED OCTOBER 31                INCEPTION
                                                                --------------------------------------------------   5/1/98 TO
                                                                 2002          2001          2000         1999       10/31/98
Net asset value, beginning of period                            $10.89        $10.08        $10.62       $10.85       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  (0.12)(6)      0.18(6)       0.29(6)      0.28         0.14
   Net realized and unrealized gain (loss)                        1.41          1.01         (0.54)       (0.28)       (0.63)
                                                                ------        ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             1.29          1.19         (0.25)          --        (0.49)
                                                                ------        ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.16)        (0.38)        (0.29)       (0.23)          --
                                                                ------        ------        ------       ------       ------
Change in net asset value                                         1.13          0.81         (0.54)       (0.23)       (0.49)
                                                                ------        ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                  $12.02        $10.89        $10.08       $10.62       $10.85
                                                                ======        ======        ======       ======       ======
Total return                                                     12.03 %       12.14%        (2.37)%      (0.01)%      (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $108       $14,780       $12,292      $19,549      $20,846

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                 3.37 %(5)     3.48%(5)      3.88 %(5)    3.58 %       3.35 %(2)(5)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                 2.00 %        2.00%         2.03 %       2.04 %       2.00 %(2)
   Net investment income                                         (1.06)%        1.76%         2.96 %       2.24 %       2.63 %(2)
Portfolio turnover rate                                            456 %         192%          276 %        453 %        216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.51%, 4.86%, 5.03% and 4.39% for the periods ended October 31, 2002, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.77%, 3.83%, 4.11% and 3.39% for the periods ended October 31, 2002, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-CAPITAL WEST MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Portfolios (formerly Phoenix-Euclid Funds) (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Capital West Market Neutral Fund (formerly Phoenix-Euclid Market Neutral Fund) (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

PHOENIX-CAPITAL WEST MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)


was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract. At October 31, 2002, the Fund had no futures contracts outstanding.


G. OPTIONS:

   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At October 31, 2002, the Fund had no options outstanding.


H. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At October 31, 2002, the value of securities sold short amounted to $91,097,306 against which collateral of $194,927,292 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short.


I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to- market daily to ensure that the value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.


J. BORROWINGS:

   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. Euclid Advisors LLC is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").

   The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2003.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $16,245 for Class A shares and deferred sales charges of $62,917 for Class B shares and $18,060 for Class C shares for the year ended October 31, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 2002, $170,631 was retained by the Distributor and $111,685 was paid out to unaffiliated participants and $737 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

PHOENIX-CAPITAL WEST MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)


   As the Financial Agent of the Fund, PEPCO receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

   PFPC, Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the year ended October 31, 2002, transfer agent fees were $69,133 of which PEPCO retained $4,206.

   The Adviser voluntarily contributed capital to the Fund in the amount of $38,805 as disclosed in the Statement of Changes. This contribution offset the effect of trades inadvertently processed by the Fund at an incorrect commission rate. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Fund.


3. PURCHASE AND SALE OF SECURITIES

   During the year ended October 31, 2002, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases .....................................................    $257,171,186
Sales .........................................................     210,172,016
Short sales ...................................................     286,382,967
Purchases to cover short sales ................................     236,709,761

   There were no purchases or sales of long-term U.S. Government Securities.


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


5. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
                     ------------------------------------
                      2006         2007           2008
                     -------    ----------     ----------
                     $59,947    $7,745,316     $5,119,432

   The Fund utilized losses deferred in prior years against current year capital gains in the amount of $7,121,838.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings related principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


6. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2002, the Fund recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Fund. The Fund recorded reclassifications to increase (decrease) the accounts listed below:

          Capital paid in         Undistributed        Accumulated
             on shares          of net investment      net realized
        beneficial interest       income (loss)         gain (loss)
        -------------------     -----------------      ------------
           $(763,053)                $859,479            $(96,426)


   This report is not authorized for distribution to prospective investors in the Phoenix-Capital West Market Neutral Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Portfolios and Shareholders of Phoenix-Capital West Market Neutral Fund


     In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Capital West Market Neutral Fund (formerly Phoenix-Euclid Market Neutral Fund, constituting Phoenix Portfolios, hereinafter referred to as the "Fund") at October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/  PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 16, 2002

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 900 Third Avenue, 31st Floor, New York, NY 10022. There is no stated term of office for Trustees of the Trust.

                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                               TERM OF OFFICE      FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND            AND LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                 TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James Balog (74)             Served since             5            Currently retired. Director, Transatlantic Holdings, Inc.
                               1998.                                 (reinsurance) since 1990. Director, Elan, plc
                                                                     (pharmaceuticals) since 1990. Director, Great West Life and
                                                                     Annuity Insurance Company since 1993.
------------------------------------------------------------------------------------------------------------------------------------
  Claire B. Benenson (82)      Served since             5            Consultant on Financial Conferences. Trustee, Burnham
                               1998                                  Investors Trust (since 1972) (5 portfolios). Vice President,
                                                                     92nd St. YMYWHA (charitable organization) (since 1999).
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill (71)          Served since             5            Currently retired. Trustee, Deutsche Asset Management mutual
  5070 North Ocean Dr.         1998.                                 funds (33 portfolios) (1986-present). Director, Coutts & Co.
  Singer Island, FL 33404                                            Trust Holdings Limited (1991-1999), Coutts & Co. Group
                                                                     (1944-1999) and Coutts & Co. International (USA) (private
                                                                     banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans (70)        Served since             5            President, Romans & Company (private investors and financial
  39 S. Sheridan Road          1998.                                 consultants) since 1987. Trustee, Burnham Investors Trust
  Lake Forest, IL 60045                                              (5 portfolios).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

     The person listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
     NAME, (AGE), ADDRESS      TERM OF OFFICE      FUND COMPLEX
     AND POSITION(S) WITH       AND LENGTH OF      OVERSEEN BY                          PRINCIPAL OCCUPATION(S)
           ADDRESS               TIME SERVED         TRUSTEE                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin (56)     Chairman                49            Director, PXRE Corporation (Delaware) (1985-present), World
 56 Prospect Street            and Chief                             Trust Fund (1991-present). Chairman (1997-2002), Director
 Hartford, CT 06115-0480       Executive                             (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                               Officer since                         Officer (1995-2002), Phoenix Investment Partners, Ltd.
 Chairman, Chief Executive     2000;                                 Director, Executive Vice President and Chief Investment
 Officer and President         President                             Officer, The Phoenix Companies, Inc. (2001-2002). Director
                               since 2002.                           (1994-2002) and Executive Vice President, Investments
                                                                     (1988-2002), Phoenix Life Insurance Company. Director
                                                                     (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                     Counsel, Inc. Director (1984-2002) and President (1990-2000),
                                                                     Phoenix Equity Planning Corporation. Chairman and Chief
                                                                     Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                     Director and President, Phoenix Investment Management Company
                                                                     (2001-2002). Director and Executive Vice President, Phoenix
                                                                     Life and Annuity Company (1996-2002). Director and Executive
                                                                     Vice President, PHL Variable Insurance Company (1995-2002).
                                                                     Director, Phoenix National Trust Company (1996-2002).
                                                                     Director and Vice President, PM Holdings, Inc. (1985-2002).
                                                                     Director, PHL Associates, Inc. (1995-2002). Director
                                                                     (1992-2002) and President (1992-1994), WS Griffith
                                                                     Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person" by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.


                                                        OFFICERS OF THE TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                  POSITION(S) HELD WITH
     NAME, (AGE) AND               TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
         ADDRESS                       TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (57)        Executive Vice President              Executive Vice President and Chief Financial Officer
  56 Prospect Street           since 1999.                           (1999-present), Senior Vice President and Chief Financial
  Hartford, CT 06115-0480                                            Officer (1995-1999), Phoenix Investment Partners, Ltd.
                                                                     Director (1998-present), Senior Vice President, Finance
                                                                     (1990-present), Chief Financial Officer (1996-present), and
                                                                     Treasurer (1998-present), Phoenix Equity Planning
                                                                     Corporation. Director (1998-present), Senior Vice President
                                                                     (1990-present), Chief Financial Officer (1996-present) and
                                                                     Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                     Senior Vice President and Chief Financial Officer, Duff &
                                                                     Phelps Investment Management Co. (1996-present). Vice
                                                                     President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)          Executive Vice President              President, Private Client Group (1999-present), Executive
  56 Prospect Street           since 1999.                           Vice President, Retail Division (1997-1999), Phoenix
  Hartford, CT 06115-0480                                            Investment Partners, Ltd. President, Private Client Group,
                                                                     Phoenix Equity Planning Corporation (2000-present). Executive
                                                                     Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch (56)            Secretary since 1998.                 Director and President, Watermark Securities, Inc. since
                                                                     1990. First Vice President, Chief Compliance Officer and
                                                                     Secretary, PXP Securities Corp. until 1999. First Vice
                                                                     President , Zweig/Glaser Advisers LLC and Euclid Advisors LLC
                                                                     (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (49)        Treasurer since 1999.                 Vice President, Fund Accounting (1994-present) and Treasurer
  56 Prospect Street                                                 (1996-present), Phoenix Equity Planning Corporation.
  Hartford, CT 06115-0480                                            Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman,
   Chief Executive Officer, and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary

INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Adviser Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing
regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.



PXP 2180 (12/02)